June 8, 2005

Via Edgar

Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE
Washington, DC 20549
Attention: Barbara C. Jacobs
                   Mark P. Shuman
                   Perry Hindin

Re:
BroadVision, Inc.
Registration Statement on Form S-3

Ladies and Gentlemen:

        On behalf of BroadVision, Inc. (the "Company"), we hereby transmit for filing under the Securities Act of 1933, as amended (the "Securities Act"), and pursuant to Regulation S-T promulgated thereunder, the Company's registration statement on Form S-3 for a secondary offering and sale of shares of the Company's common stock (the "New Registration Statement"), together with copies of exhibits being filed at this time. For your convenience, paper copies of the New Registration Statement will follow by mail. Manually executed signature pages have been signed prior to the time of this electronic filing and will be retained by the Company for five years.

        The New Registration Statement is intended to register shares of the Company's common stock underlying convertible notes ("Notes") and warrants issued via a private placement (the "Private Placement") in November 2004 to the selling stockholders named in the New Registration Statement (the "Investors"). Pursuant to the terms of a registration rights agreement between the Company and the Investors that was entered into as part of the Private Placement, on December 20, 2004, the Company initially registered on Form S-1 (file no. 333-121430) (as subsequently amended, including via file no. 333-123592, the "Prior Registration Statement") 150% of the shares of common stock that the Company estimated would be issued to the Investors upon conversion of the Notes, as interest on the Notes, upon exercise of the warrants and, notably, upon conversion of convertible notes underlying additional investment rights ("AIRs"). In response to comments from the Commission, the Company and the Investors amended the registration rights agreement to defer the obligation to register the shares of common stock underlying the AIRs (the "AIR Shares") until exercise of the AIRs and, accordingly, the Company removed the AIR Shares from the Prior Registration Statement. In response to further comments from the Commission that the initial inclusion of the AIR Shares in the Prior Registration Statement might have constituted a violation of Section 5 of the Securities Act, the Company withdrew the Prior Registration Statement and is now filing the New Registration Statement.

        The New Registration Statement omits registration of the AIR Shares, includes disclosure that the inclusion of the AIR Shares in the Prior Registration Statement may have constituted a violation of Section 5 of the Securities Act and describes the effect on the Company if the Company were to be found to have been in violation of Section 5. This disclosure is located on page 2 of the New Registration Statement in the section entitled "The Offering," with similar language in a new risk factor entitled "We may be required to commence a rescission offer for our securities acquired by the selling stockholders, which may result in our obligation to repay, on an accelerated basis and in cash, some or all of the amounts we received from the selling stockholders" on page 14 of the S-3.

        The Company believes that this disclosure is appropriate in view of the effect that a Section 5 violation (and subsequent rescission offer) would have on the Company. The entire outstanding amount of the Notes issued by the Company at the closing of the Private Placement is reflected on the Company's financial statements as a current liability. If a court were to find the Company to have been in violation of Section 5 and as a result order the Company to provide each Investor with the right to have the entire outstanding amount of its investment repaid to it by the Company, this order would have no material impact on the Company's financial statements nor on the presentation in the

Company's financial statements of the liability represented by the Notes. However, the election by some or all of the Investors to exercise rescission rights and require the Company to repay the outstanding amount of their investments (plus applicable penalties) likely would have a material effect on the Company and its cash position. Accordingly, the disclosure provided in the New Registration Statement related to the potential Section 5 violation focuses on the Company's cash position in the event that the Company would be required to repay some or all of the amounts received from the Investors immediately, rather than in a series of payments over the next approximately 12 months (as contemplated by the terms of the Notes), even though in all likelihood any final court determination related to rescission rights, if any, would not occur for months. The disclosure further acknowledges that penalties and legal costs associated with any court proceeding would exacerbate the negative effects on the Company and its cash position.

        We welcome the opportunity to discuss this further with the Staff of the Commission. Please direct any questions or comments regarding this filing to Peter Werner at (415) 693-2172 or to me at (415) 693-2129.

Sincerely,

/s/  VIRGINIA C. EDWARDS

cc:
Dr. Pehong Chen
William Meyer
Scott Neely
Kenneth Guernsey
Peter Werner